COMPREHENSIVE EARNINGS (LOSS): (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive earnings (loss)
Balance at the beginning of the period	$ (16,447)	$ (19,953)	$ (11,213)
Unrealized gains (losses)	18,919	4,010	(5,456)
(Gains) losses reclassified to net earnings	(313)	793	(7,030)
Tax effects	(6,797)	(1,297)	3,746
Net of tax amount	11,809	3,506	(8,740)
Balance at the end of the period	(4,638)	(16,447)	(19,953)
Foreign Currency Translation Adjustment
Accumulated other comprehensive earnings (loss)
Balance at the beginning of the period	(13,406)	(14,686)	(12,236)
Unrealized gains (losses)	(102)	1,303	(2,496)
Tax effects	(19)	(23)	46
Net of tax amount	(121)	1,280	(2,450)
Balance at the end of the period	(13,527)	(13,406)	(14,686)
Investments
Accumulated other comprehensive earnings (loss)
Balance at the beginning of the period	908	(351)	(999)
Unrealized gains (losses)	1,091	1,980	1,030
(Gains) losses reclassified to net earnings	(2,430)
Tax effects	485	(721)	(382)
Net of tax amount	(854)	1,259	648
Balance at the end of the period	54	908	(351)
Derivatives
Accumulated other comprehensive earnings (loss)
Balance at the beginning of the period	(111)	257	5,252
Unrealized gains (losses)	(2,107)	(339)	(397)
(Gains) losses reclassified to net earnings	1,446	(243)	(7,531)
Tax effects	240	214	2,933
Net of tax amount	(421)	(368)	(4,995)
Balance at the end of the period	(532)	(111)	257
Postretirement and Pension Benefits
Accumulated other comprehensive earnings (loss)
Balance at the beginning of the period	(3,838)	(5,173)	(3,230)
Unrealized gains (losses)	20,037	1,066	(3,593)
(Gains) losses reclassified to net earnings	671	1,036	501
Tax effects	(7,503)	(767)	1,149
Net of tax amount	13,205	1,335	(1,943)
Balance at the end of the period	$ 9,367	$ (3,838)	$ (5,173)